Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—3.6%
233,435	[1]	AMC Networks, Inc.	$9,288,379
253,949	[1]	Cars.com, Inc.	3,306,416
58,315		Cogent Communications Holdings, Inc.	4,466,346
99,975	[1]	iHeartMedia, Inc.	1,937,515
384,731	[1]	Yelp, Inc.	14,862,158
		TOTAL	33,860,814
		Consumer Discretionary—16.3%
129,701		Abercrombie & Fitch Co., Class A	5,128,378
135,086	[1]	Academy Sports and Outdoors, Inc.	5,778,979
9,319	[2]	American Eagle Outfitters, Inc.	221,233
11,470		Bed Bath & Beyond, Inc.	161,039
176,110	[1]	Bloomin Brands, Inc.	3,807,498
82,248	[1]	Boot Barn Holdings, Inc.	8,594,094
153,672		Camping World Holdings, Inc.	5,724,282
83,580	[1]	CROCs, Inc.	13,493,991
194,247	[1]	Everi Holdings, Inc.	4,661,928
18,965	[1]	Fox Factory Holding Corp.	3,052,417
37,605	[1]	Funko, Inc.	616,346
64,215	[1,2]	Groupon, Inc.	1,362,642
130,032	[1]	Houghton Mifflin Harcourt Co.	1,845,154
78,097	[1]	International Game Technology PLC	2,303,081
26,293	[1,2]	iRobot Corp.	2,193,362
35,591		Jack in the Box, Inc.	3,521,729
33,030	[1,2]	Kirkland’s, Inc.	742,514
9,612		Kontoor Brands, Inc.	509,436
51,427	[1]	Lakes Gaming, Inc.	2,672,661
21,466	[1]	National Vision Holdings, Inc.	1,323,164
8,085	[1]	Onewater Marine, Inc.	358,489
15,766		Papa Johns International, Inc.	1,956,245
239,681	[1]	Party City Holdco, Inc.	1,742,481
139,473	[1]	Perdoceo Education Corp.	1,481,203
177,104	[1]	Red Rock Resorts, Inc.	9,636,229
89,309	[1]	Revolve Group, Inc.	6,701,747
233,544	[1]	Sally Beauty Holdings, Inc.	3,563,881
44,021	[1]	Scientific Games Corp.	3,523,881
9,724	[1]	SeaWorld Entertainment, Inc.	617,474
101,357		Shutterstock, Inc.	12,279,401
5,647		Signet Jewelers Ltd.	503,599
15,189	[1]	Sleep Number Corp.	1,341,796
25,214		Smith & Wesson Brands, Inc.	542,101
276,879	[1]	Sonos, Inc.	9,031,793
8,686		The Aaron’s Company, Inc.	203,166
98,461		Wingstop, Inc.	16,981,569
24,633	[1,3]	XPEL, Inc.	1,869,645
154,781	[1]	YETI Holdings, Inc.	15,219,616
		TOTAL	155,268,244

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—2.9%
159,717	[1]	Bellring Brands, Inc.	$4,283,610
131,153	[1]	BJ’s Wholesale Club Holdings, Inc.	7,664,581
18,031	[1]	Celsius Holdings, Inc.	1,740,352
33,928	[1]	Central Garden & Pet Co., Class A	1,567,473
20,765		Coca-Cola Bottling Co.	8,335,071
35,402		Energizer Holdings, Inc.	1,291,111
16,648	[1]	The Simply Good Foods Co.	660,093
34,635	[1]	United Natural Foods, Inc.	1,502,813
41,686	[1,2]	Veru, Inc.	340,575
		TOTAL	27,385,679
		Energy—2.4%
152,159	[1]	Antero Resources Corp.	3,023,399
45,962	[1]	Aspen Aerogels, Inc.	2,503,091
28,063		Cactus, Inc.	1,220,740
48,549	[1,2]	Callon Petroleum Corp.	2,511,440
107,524	[1]	Centennial Resource Development, Inc.	774,173
27,427	[1,2]	Laredo Petroleum	2,067,996
435,941		Magnolia Oil & Gas Corp.	9,102,448
29,345		Matador Resources Co.	1,228,088
		TOTAL	22,431,375
		Financials—6.1%
168,505		Artisan Partners Asset Management, Inc.	8,347,738
24,541		CNB Financial Corp.	629,967
41,164		Cowen Group, Inc.	1,553,118
62,839	[1]	Customers Bancorp, Inc.	3,348,690
120,802	[1]	Donnelley Financial Solutions, Inc.	4,629,133
402,184		Eastern Bankshares, Inc.	8,353,362
158,896	[1]	Green Dot Corp.	6,730,835
36,685		Guaranty Bancshares, Inc.	1,377,155
39,779		Houlihan Lokey, Inc.	4,458,430
197,625		Moelis & Co.	14,375,242
19,166		Origin Bancorp, Inc.	854,804
72,336		StepStone Group, Inc.	3,398,345
		TOTAL	58,056,819
		Health Care—25.9%
319,467	[1]	Acadia Pharmaceuticals, Inc.	5,734,433
51,904	[4]	Adeptus Health, Inc.	0
962,850	[1]	Akebia Therapeutics, Inc.	2,763,379
37,653	[1]	Alector, Inc.	818,576
155,190	[1]	Alkermes, Inc.	4,700,705
6,859	[1]	AMN Healthcare Services, Inc.	676,983
33,798	[1]	Amphastar Pharmaceuticals, Inc.	631,347
23,779	[1]	AnaptysBio, Inc.	782,329
135,073	[1]	ANI Pharmaceuticals, Inc.	5,049,029
420,968	[1]	Antigenics, Inc.	1,616,517
33,931	[1]	Aravive, Inc.	120,455
362,368	[1]	Assembly Biosciences, Inc.	1,141,459
60,920	[1]	Athenex, Inc.	154,737
10,419	[1]	AtriCure, Inc.	782,050
75,651	[1]	Avid Bioservices, Inc.	2,320,973
55,080	[1]	AxoGen, Inc.	836,665
354,104	[1]	BioCryst Pharmaceuticals, Inc.	5,286,773

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
97,540	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	$13,881,893
40,902	[1]	C4 Therapeutics, Inc.	1,816,867
373,362	[1]	Catalyst Pharmaceutical Partners, Inc.	2,202,836
9,133	[1]	Codexis, Inc.	317,554
48,932	[1]	Co-Diagnostics, Inc.	401,732
100,147	[1]	Collegium Pharmaceutical, Inc.	1,965,886
260,964	[1]	Community Health Systems, Inc.	3,418,628
29,453	[1]	Corcept Therapeutics, Inc.	530,154
39,361	[1,2]	Cortexyme, Inc.	519,565
281,779	[1]	Cross Country Healthcare, Inc.	5,841,279
120,144	[1]	Cutera, Inc.	5,166,192
76,033	[1]	Cytokinetics, Inc.	2,654,312
478,874	[1]	Cytomx Therapeutics, Inc.	2,839,723
41,440	[1]	Denali Therapeutics, Inc.	2,003,624
110,127	[1]	Dicerna Pharmaceuticals, Inc.	2,291,743
73,633	[1]	Eagle Pharmaceuticals, Inc.	3,856,160
222,265	[1]	Evolent Health, Inc.	6,505,696
70,764	[1]	Evolus, Inc.	553,374
531,639	[1]	FibroGen, Inc.	5,911,826
42,669	[1,2]	G1 Therapeutics, Inc.	618,274
212,114	[1,2]	GlycoMimetics, Inc.	405,138
7,470	[1]	Halozyme Therapeutics, Inc.	284,383
91,049	[1]	Harpoon Therapeutics, Inc.	569,967
53,983	[1]	Health Catalyst, Inc.	2,841,665
108,828	[1]	Hookipa Pharma, Inc.	529,992
70,370	[1]	IDEAYA Biosciences, Inc.	1,508,733
11,554	[1]	Inogen, Inc.	458,116
9,634	[1]	Inspire Medical Systems, Inc.	2,597,134
93,552	[1]	Intellia Therapeutics, Inc.	12,440,545
316,943	[1]	Ironwood Pharmaceuticals, Inc.	4,047,362
67,201	[1,2]	Kala Pharmaceuticals, Inc.	116,930
11,804	[1]	Lantheus Holdings, Inc.	276,095
96,760		LeMaitre Vascular, Inc.	5,032,488
3,723	[1]	LHC Group, Inc.	501,079
9,007	[1]	Ligand Pharmaceuticals, Inc., Class B	1,314,482
3,298	[1]	Madrigal Pharmaceuticals, Inc.	256,419
84,062	[1]	Magenta Therapeutics, Inc.	537,997
101,846	[1,2]	Mannkind Corp.	479,695
45,557	[1]	MeiraGTx Holdings PLC	979,475
14,699	[1]	Merit Medical Systems, Inc.	988,655
15,493	[1]	Morphic Holding, Inc.	890,847
374,788	[1,2]	NextCure, Inc.	3,080,757
42,419	[1]	NextGen Healthcare, Inc.	698,217
61,430	[1]	NuVasive, Inc.	3,277,905
1,782	[1]	Omnicell, Inc.	317,463
44,211	[1,2]	Ontrak, Inc.	380,215
113,620	[1]	OptimizeRX Corp.	10,987,054
59,318	[1]	Organogenesis Holdings, Inc.	651,312
84,013	[1]	Ortho Clinical Diagnostics Holdings PLC	1,660,937
34,780	[1]	Orthofix Medical, Inc.	1,251,384
95,651		Owens & Minor, Inc.	3,431,958
21,565	[1]	Pacira BioSciences, Inc.	1,127,418

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
38,233	[1]	Precision Biosciences, Inc.	$362,831
46,601	[1]	Prestige Consumer Healthcare, Inc.	2,795,594
170,856	[1]	Progyny, Inc.	10,495,684
54,552	[1]	Prothena Corp. PLC	3,019,453
148,540	[1]	Puma Biotechnology, Inc.	757,554
144,208		Select Medical Holdings Corp.	4,790,590
225,611	[1]	Selecta Biosciences, Inc.	809,943
328,910	[1,2]	Senseonics Holdings, Inc.	1,151,185
7,837	[1]	Sharps Compliance Corp.	64,655
95,685	[1]	Shockwave Medical, Inc.	20,447,884
100,555	[1]	Stoke Therapeutics, Inc.	2,295,671
14,041	[1]	Surgery Partners, Inc.	577,647
68,829	[1]	The Joint Corp.	6,021,161
207,043	[1]	Vanda Pharmaceuticals, Inc.	3,544,576
243,534	[1]	Varex Imaging Corp.	6,538,888
57,869	[1]	Verastem, Inc.	150,459
32,937	[1]	Viracta Therapeutics, Inc.	193,670
269,277	[1]	Vocera Communications, Inc.	15,235,693
321,127	[1,2]	Voyager Therapeutics, Inc.	1,162,480
99,374	[1]	Xencor, Inc.	3,931,235
14,744	[1]	Zentalis Pharmaceuticals, LLC	1,186,007
		TOTAL	246,168,405
		Industrials—12.6%
96,202		Advanced Drainage System, Inc.	10,851,586
5,627	[1]	Allegiant Travel Co.	986,244
67,000		Apogee Enterprises, Inc.	2,809,310
116,227	[1]	Atkore, Inc.	10,986,938
79,688	[1]	Atlas Air Worldwide Holdings, Inc.	6,464,291
15,204	[1]	Avis Budget Group, Inc.	2,635,005
97,512	[1]	Beacon Roofing Supply, Inc.	5,155,459
3,145	[1]	BlueLinx Holdings, Inc.	149,796
184,289		Boise Cascade Co.	10,434,443
36,543	[1]	Evoqua Water Technologies Corp.	1,528,594
108,824	[1]	Franklin Covey Co.	4,597,814
99,652	[1]	GMS, Inc.	4,935,764
113,267		Heidrick & Struggles International, Inc.	5,309,957
44,514		Herc Holdings, Inc.	8,103,329
129,054	[1]	Infrastructure and Energy Alternatives, Inc.	1,428,628
196,159	[1]	Mistras Group, Inc.	1,926,281
303,184	[1]	MRC Global, Inc.	2,516,427
58,981	[1]	MYR Group, Inc.	6,024,909
208,925		Pitney Bowes, Inc.	1,449,940
3,706		Regal Rexnord Corp.	564,535
230,931	[1]	Resideo Technologies, Inc.	5,694,758
81,329		REV Group, Inc.	1,228,881
13,246	[1]	Saia, Inc.	4,141,229
28,082		Tennant Co.	2,231,396
5,839		Terex Corp.	261,587
101,217	[1]	TriNet Group, Inc.	10,248,221
18,474	[1]	Upwork, Inc.	870,495
3,253		Watts Industries, Inc., Class A	618,135
19,412	[1]	WESCO International, Inc.	2,515,019

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
84,531		Zurn Water Solutions Corp.	$3,066,785
		TOTAL	119,735,756
		Information Technology—22.7%
132,895	[1]	Altair Engineering, Inc.	10,337,902
60,736	[1]	Ambarella, Inc.	11,286,571
98,342	[1]	Asana, Inc.	13,354,844
142,936	[1]	Axcelis Technologies, Inc.	7,851,474
8,555	[1]	Blackbaud, Inc.	607,491
58,664	[1]	Box, Inc.	1,515,291
164,858	[1]	Brightcove, Inc.	1,635,391
109,589	[1]	Cambium Networks Corp.	3,092,602
150,254	[1]	ChannelAdvisor Corp.	3,832,980
84,532	[1,2]	Coda Octopus Group, Inc.	713,450
190,362	[1]	Commvault Systems, Inc.	11,707,263
17,944	[1]	Digitalocean Holdings, Inc.	1,751,155
114,994	[1]	Domo, Inc.	10,159,720
25,737		Evertec, Inc.	1,163,570
21,248	[1]	Evo Payments, Inc.	460,657
33,385	[1]	Exlservice Holding, Inc.	4,094,003
357,846	[1]	Extreme Networks, Inc.	3,517,626
215,794	[1]	Grid Dynamics Holdings, Inc.	6,204,077
12,079	[1]	Ichor Holdings Ltd.	528,094
161,433	[1]	MA-COM Technology Solutions Holdings, Inc.	11,271,252
24,036	[1]	MaxLinear, Inc.	1,514,268
155,772	[1]	Mimecast Ltd.	11,751,440
7,212	[1]	OSI Systems, Inc.	671,509
9,822	[1]	Qualys, Inc.	1,222,643
145,538	[1]	Rapid7, Inc.	18,738,017
29,216	[1]	Rimini Street, Inc.	304,139
159,693	[1]	Secureworks Corp.	2,941,545
9,544	[1]	Semtech Corp.	811,526
38,268	[1]	Sitime Corp.	10,136,810
18,294	[1]	SMART Global Holdings, Inc.	977,997
119,977	[1]	Sprout Social, Inc.	15,318,663
64,564	[1]	SPS Commerce, Inc.	9,860,860
16,938	[1]	Varonis Systems, Inc.	1,096,566
159,574	[1]	Workiva, Inc.	23,864,292
534,113	[1]	Zuora, Inc.	11,675,710
		TOTAL	215,971,398
		Materials—1.6%
5,690		Avient Corp.	306,577
9,360		Greif, Inc., Class A	605,405
132,089	[1]	Koppers Holdings, Inc.	4,635,003
31,793	[1]	Livent Corp.	897,199
15,427		Louisiana-Pacific Corp.	909,113
19,079		Myers Industries, Inc.	392,646
90,929	[1]	O-I Glass, Inc.	1,186,623
14,726	[1]	Orion Engineered Carbons S.A.	276,849
86,100	[4]	Rentech, Inc.	0
103,128		Ryerson Holding Corp.	2,718,454
53,398		Trinseo PLC	2,993,492
		TOTAL	14,921,361

Shares			Value
		COMMON STOCKS—continued
		Real Estate—4.0%
13,697	[1]	Marcus & Millichap Co., Inc.	$645,129
239,659		National Storage Affiliates Trust	14,969,101
12,674		NexPoint Residential Trust, Inc.	897,573
117,017		Plymouth Industrial REIT, Inc.	2,990,954
197,738		RMR Group, Inc./The	6,879,305
802,654		Uniti Group, Inc.	11,485,979
		TOTAL	37,868,041
		TOTAL COMMON STOCKS (IDENTIFIED COST $712,901,744)	931,667,892
		INVESTMENT COMPANIES—2.9%
9,926,932		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	9,926,932
17,595,638		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	17,600,917
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,526,900)	27,527,849
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $740,428,644)	959,195,741
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[6]	(9,600,098)
		TOTAL NET ASSETS—100%	$949,595,643
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2021, were as follows:
	Value as of 7/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 10/31/2021	Shares Held as of 10/31/2021	Dividend Income*
Financials:
StepStone Group, Inc.	$3,292,011	$—	$—	$106,334	$—	$3,398,345	72,336	$5,064
Health Care:
Alector, Inc.	$904,990	$—	$—	$(86,414)	$—	$818,576	37,653	$—
Amphastar Pharmaceuticals, Inc.	$708,068	$—	$—	$(76,721)	$—	$631,347	33,798	$—
AnaptysBio, Inc.	$546,441	$—	$—	$235,888	$—	$782,329	23,779	$—
IDEAYA Biosciences, Inc.	$936,610	$825,866	$—	$(253,743)	$—	$1,508,733	70,370	$—
Information Technology:
Domo, Inc.	$12,358,604	$—	$(1,942,110)	$(62,671)	$(194,103)	$10,159,720	114,994	$—
Grid Dynamics Holdings, Inc.**	$4,542,464	$—	$—	$1,661,613	$—	$6,204,077	215,794	$—
Affiliated Issuers no longer in the portfolio at period end	$6,153,248	$—	$(7,316,922)	$(1,566,491)	$2,730,165	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$37,703,004	$9,538,734	$(9,259,032)	$(34,072)	$2,536,062	$40,484,696	667,185	$15,365

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At October 31, 2021, the Fund no longer has ownership of at least 5% voting shares

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2021	$6,436,827	$16,730,982	$23,167,809
Purchases at Cost	$30,570,912	$39,617,759	$70,188,671
Proceeds from Sales	$(27,080,807)	$(38,746,077)	$(65,826,884)
Change in Unrealized Appreciation/Depreciation	N/A	$949	$949
Net Realized Gain/(Loss)	N/A	$(2,696)	$(2,696)
Value as of 10/31/2021	$9,926,932	$17,600,917	$27,527,849
Shares Held as of 10/31/2021	9,926,932	17,595,638	27,522,570
Dividend Income	$525	$818	$1,343

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$9,417,162	$9,926,932

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2021, these restricted securities amounted to $1,869,645, which represented 0.2% of total net assets.

Security	Acquisition Date	Cost	Value
XPEL, Inc.	10/12/2020	$786,361	$1,869,645

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$873,711,704	$—	$0	$873,711,704
International	57,956,188	—	—	57,956,188
Investment Companies	27,527,849	—	—	27,527,849
TOTAL SECURITIES	$959,195,741	$—	$0	$959,195,741

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust